4. Adoption of new standards, amendments to and interpretations of existing standards issued by the IASB (Details)	12 Months Ended
Dec. 31, 2020
Changes in IFRS 3 definition of business [member]
AdoptionOfNewStandardsAmendmentsToAndInterpretationsLineItems [Line Items]
Description	Describe that to be considered a business an integrated set activities and assets must include, at least, input of resources and a substantive process, that together contribute significantly to the capacity to generate output of resources.
Impact	These changes did not have any impact in the consolidated financial statements.
Revision of the conceptual framework [member]
AdoptionOfNewStandardsAmendmentsToAndInterpretationsLineItems [Line Items]
Description	Concepts and guidelines on presentation and disclosure, measurement basis, financial report objectives and useful information.
Impact	These changes did not have any impact in the consolidated financial statements.
Changes in IFRS 9 reform of the reference interest rate [member]
AdoptionOfNewStandardsAmendmentsToAndInterpretationsLineItems [Line Items]
Description	The amendments to standard IFRS 9 provide exemptions that apply to all hedge relationships directly affected by the reference interest rate reform. A relationship of hedge is directly affected if the reform raises uncertainties about the period, or the value, of cash flows based on the reference interest rate of the hedge item or hedging instrument.
Impact	These changes did not have any impact in the consolidated financial statements.
Amendments to IAS 1 and IAS 8 - definition of materiality [member]
AdoptionOfNewStandardsAmendmentsToAndInterpretationsLineItems [Line Items]
Description	In October 2018, the IASB issued amendments to IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors to align the definition of ‘material’ across the standards and to clarify certain aspects of the definition. The new definition states that, ’Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity
Impact	These changes did not have any impact in the consolidated financial statements.
Changes in IFRS 16 benefits provided to lessees in connection with the COVID-19 pandemic [member]
AdoptionOfNewStandardsAmendmentsToAndInterpretationsLineItems [Line Items]
Description	Amendments related to concession to tenants, in the application of the guidelines of IFRS 16, on the modification of the lease, when accounting for related benefits as a direct consequence of the Covid-19 pandemic.
Impact	These changes did not have any impact in the consolidated financial statements.